Basis of Presentation - Schedule of Effect of the Adjustment of Prior Period Information on Consolidated Financial Statements (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Previously Reported [Member]
Schedule of Effect of the Adjustment of Prior Period Information on Consolidated Financial Statements [Line Items]
Non-operating expenses		$ (1,487)
Loss before income tax expense		(19,998)
Net loss		(20,000)
Comprehensive loss		(19,892)
Beginning balance		77,864
ATM		27,123
Investment in Wecan Group		1,949
Comprehensive income / (loss)		(19,892)
Ending balance		118,129
Cash Flows from operating activities:
Net income / (loss)		(20,000)
Increase / (decrease) in other current liabilities, excluding stock-based compensation liability		(174)
Warrant exercises (Anson Warrants and L1 Warrants)		7,374
Previously Reported [Member] | Additional Paid-in Capital [Member]
Schedule of Effect of the Adjustment of Prior Period Information on Consolidated Financial Statements [Line Items]
Beginning balance		117,944
ATM		27,048
Investment in Wecan Group		1,944
Ending balance		177,863
Cash Flows from operating activities:
Warrant exercises (Anson Warrants and L1 Warrants)		7,330
Previously Reported [Member] | Retained Earnings [Member]
Schedule of Effect of the Adjustment of Prior Period Information on Consolidated Financial Statements [Line Items]
Comprehensive loss		(20,000)
Beginning balance		(41,913)
ATM
Investment in Wecan Group
Comprehensive income / (loss)		(20,000)
Ending balance		(61,913)
Cash Flows from operating activities:
Warrant exercises (Anson Warrants and L1 Warrants)
Revision of Prior Period, Adjustment [Member]
Schedule of Effect of the Adjustment of Prior Period Information on Consolidated Financial Statements [Line Items]
Non-operating expenses	$ (1,517)
Loss before income tax expense	(20,028)
Net loss	(20,030)
Comprehensive loss	(19,922)
Beginning balance	76,488
ATM	26,824
Investment in Wecan Group	1,927
Comprehensive income / (loss)	(19,922)
Ending balance	116,162
Cash Flows from operating activities:
Net income / (loss)	(20,030)
Increase / (decrease) in other current liabilities, excluding stock-based compensation liability	(144)
Warrant exercises (Anson Warrants and L1 Warrants)	7,337
Revision of Prior Period, Adjustment [Member] | Additional Paid-in Capital [Member]
Schedule of Effect of the Adjustment of Prior Period Information on Consolidated Financial Statements [Line Items]
Comprehensive loss
Beginning balance	116,568
ATM	26,749
Investment in Wecan Group	1,922
Comprehensive income / (loss)
Ending balance	175,925
Cash Flows from operating activities:
Warrant exercises (Anson Warrants and L1 Warrants)	7,292
Revision of Prior Period, Adjustment [Member] | Retained Earnings [Member]
Schedule of Effect of the Adjustment of Prior Period Information on Consolidated Financial Statements [Line Items]
Comprehensive loss	(20,030)
Beginning balance	(41,913)
ATM
Investment in Wecan Group
Comprehensive income / (loss)	(20,030)
Ending balance	(61,943)
Cash Flows from operating activities:
Warrant exercises (Anson Warrants and L1 Warrants)
Direct Registered Offering [Member] | Previously Reported [Member]
Cash Flows from operating activities:
Share Purchase Agreements (Anson SPA and L1 SPA)		18,426
Direct Registered Offering [Member] | Previously Reported [Member] | Additional Paid-in Capital [Member]
Cash Flows from operating activities:
Share Purchase Agreements (Anson SPA and L1 SPA)		18,325
Direct Registered Offering [Member] | Previously Reported [Member] | Retained Earnings [Member]
Cash Flows from operating activities:
Share Purchase Agreements (Anson SPA and L1 SPA)
Direct Registered Offering [Member] | Revision of Prior Period, Adjustment [Member]
Cash Flows from operating activities:
Share Purchase Agreements (Anson SPA and L1 SPA)	18,223
Direct Registered Offering [Member] | Revision of Prior Period, Adjustment [Member] | Additional Paid-in Capital [Member]
Cash Flows from operating activities:
Share Purchase Agreements (Anson SPA and L1 SPA)	18,122
Direct Registered Offering [Member] | Revision of Prior Period, Adjustment [Member] | Retained Earnings [Member]
Cash Flows from operating activities:
Share Purchase Agreements (Anson SPA and L1 SPA)